Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Company has a practice of generally making equity awards on pre-established dates. Annual equity awards are presented to the Compensation Committee for approval at a regularly scheduled Compensation Committee meeting, usually held in March of each year. Equity awards are also given to employees throughout the year as they are hired or promoted into positions eligible for those awards. We make decisions on equity grants based solely on our compensation and retention objectives and our established measurements of the value of these awards. The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates

Award Timing Method	The Company has a practice of generally making equity awards on pre-established dates. Annual equity awards are presented to the Compensation Committee for approval at a regularly scheduled Compensation Committee meeting, usually held in March of each year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity award grant dates